Segment Reporting	12 Months Ended
Jun. 30, 2018
Segment Reporting

NOTE 4. SEGMENT REPORTING

Identification of reportable operating segments

Operating segments are reported in a manner consistent with internal reports which are reviewed and used by Management and the Board of Directors (who are identified as the Chief Operating Decision Makers (‘CODM’)). The Group operates in one operating segment, being Cancer Immunotherapy.

Operating segment information

June 30, 2018	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	2,630,484	—	2,630,484
Other income
Miscellaneous income	1,008,678	—	1,008,678
Grant income	3,214,441	—	3,214,441
Other income	—	322,518	322,518
Interest income	—	177,186	177,186
Total revenue and other income	6,853,603	499,704	7,353,307
Segment Result	(13,054,065)	309,721	(12,744,344)
Profit/(loss) before income tax expense	(13,054,065)	309,721	(12,744,344)
Income tax benefit	—		(1,676)

Loss after income tax expense			(12,746,020)

Total segment assets	46,998,783	—	46,998,783
Total segment liabilities	13,476,856	—	13,476,856

June 30, 2017	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income	—	—	—
Miscellaneous income	800,460	—	800,460
Grant income	3,316,273	—	3,316,273
Other income	—	433	433
Interest income	—	104,368	104,368
Total revenue and other income	4,116,733	104,801	4,221,534
Segment Result	(10,209,394)	104,801	(10,104,593)
Profit/(loss) before income tax expense	(10,209,394)	104,801	(10,104,593)
Income tax benefit			737,387

Loss after income tax expense			(9,367,206)

Total segment assets	34,963,796	—	34,963,796
Total segment liabilities	8,431,490	—	8,431,490

June 30, 2016	Cancer Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	175,052	—	175,052
Other income
Miscellaneous income	702,743	—	702,743
Grant income	887,083	—	887,083
Interest income	—	264,043	264,043
Total revenue and other income	1,764,878	264,043	2,028,921
Segment Result	(63,460,244)	264,043	(63,196,201)
Profit/(loss) before income tax expense	(63,460,244)	264,043	(63,196,201)
Income tax benefit			1,181,017

Loss after income tax expense			(62,015,184)

Total segment assets	42,554,067	—	42,554,067
Total segment liabilities	7,236,554	—	7,236,554